Interest Rates and Maturities of Senior Borrowings and Bonds, and Subordinated Borrowings and Bonds (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011
Debt Instrument [Line Items]
Borrowings and bonds	¥ 8,381,450		¥ 8,859,765
Senior borrowings and bonds
Debt Instrument [Line Items]
Borrowings and bonds	4,438,602		4,550,298
Senior borrowings and bonds | Fixed Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Maturities, lower range	Apr. 2012	[1]
Maturities, upper range	Jul. 2040	[1]
Borrowings and bonds	2,884,693		3,007,615
Senior borrowings and bonds | Fixed Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Maturities, lower range	Sep. 2012	[1]
Maturities, upper range	Sep. 2038	[1]
Borrowings and bonds	126,371		5,288
Senior borrowings and bonds | Fixed Rate | Denominated in other currencies
Debt Instrument [Line Items]
Maturities, lower range	Apr. 2012	[1]
Maturities, upper range	Sep. 2014	[1]
Borrowings and bonds	63		11,243
Senior borrowings and bonds | Floating Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Maturities, lower range	Apr. 2012	[1]
Maturities, upper range	Mar. 2042	[1]
Borrowings and bonds	1,117,315		1,231,317
Senior borrowings and bonds | Floating Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Maturities, lower range	Apr. 2012	[1]
Maturities, upper range	Jul. 2047	[1]
Borrowings and bonds	309,567		294,202
Senior borrowings and bonds | Floating Rate | Denominated in other currencies
Debt Instrument [Line Items]
Maturities, lower range	Nov. 2012	[1]
Maturities, upper range	May 2015	[1]
Borrowings and bonds	593		633
Subordinated borrowings and bonds
Debt Instrument [Line Items]
Borrowings and bonds	3,942,848		4,309,467
Subordinated borrowings and bonds | Fixed Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Maturities, lower range	Apr. 2012	[1]
Maturities, upper range	Perpetual	[1]
Borrowings and bonds	3,366,558		3,536,156
Subordinated borrowings and bonds | Fixed Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Maturities, lower range	Apr. 2014	[1]
Maturities, upper range	Perpetual	[1]
Borrowings and bonds	243,299		246,290
Subordinated borrowings and bonds | Fixed Rate | Denominated in Euro
Debt Instrument [Line Items]
Borrowings and bonds			59,588
Subordinated borrowings and bonds | Floating Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Maturities, lower range	Mar. 2013	[1]
Maturities, upper range	Perpetual	[1]
Borrowings and bonds	331,348		406,318
Subordinated borrowings and bonds | Floating Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Maturities, lower range	Dec. 2017	[1]
Maturities, upper range	Jan. 2018	[1]
Borrowings and bonds	¥ 1,643		¥ 61,115
Minimum | Senior borrowings and bonds | Fixed Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Interest rates	0.00%	[2]
Minimum | Senior borrowings and bonds | Fixed Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Interest rates	0.00%	[2]
Minimum | Senior borrowings and bonds | Fixed Rate | Denominated in other currencies
Debt Instrument [Line Items]
Interest rates	0.60%	[2]
Minimum | Senior borrowings and bonds | Floating Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Interest rates	0.00%	[2]
Minimum | Senior borrowings and bonds | Floating Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Interest rates	0.00%	[2]
Minimum | Senior borrowings and bonds | Floating Rate | Denominated in other currencies
Debt Instrument [Line Items]
Interest rates	0.00%	[2]
Minimum | Subordinated borrowings and bonds | Fixed Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Interest rates	1.31%	[2]
Minimum | Subordinated borrowings and bonds | Fixed Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Interest rates	5.89%	[2]
Minimum | Subordinated borrowings and bonds | Floating Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Interest rates	0.60%	[2]
Minimum | Subordinated borrowings and bonds | Floating Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Interest rates	1.49%	[2]
Maximum | Senior borrowings and bonds | Fixed Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Interest rates	9.60%	[2]
Maximum | Senior borrowings and bonds | Fixed Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Interest rates	7.49%	[2]
Maximum | Senior borrowings and bonds | Fixed Rate | Denominated in other currencies
Debt Instrument [Line Items]
Interest rates	4.58%	[2]
Maximum | Senior borrowings and bonds | Floating Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Interest rates	14.00%	[2]
Maximum | Senior borrowings and bonds | Floating Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Interest rates	10.00%	[2]
Maximum | Senior borrowings and bonds | Floating Rate | Denominated in other currencies
Debt Instrument [Line Items]
Interest rates	1.81%	[2]
Maximum | Subordinated borrowings and bonds | Fixed Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Interest rates	4.74%	[2]
Maximum | Subordinated borrowings and bonds | Fixed Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Interest rates	14.91%	[2]
Maximum | Subordinated borrowings and bonds | Floating Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Interest rates	3.88%	[2]
Maximum | Subordinated borrowings and bonds | Floating Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Interest rates	1.49%	[2]

[1]	Maturity information shown is the range of maturities at March 31, 2012.
[2]	The interest rates shown are the range of contractual rates in effect at March 31, 2012.